Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2017
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality
Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions, and governments and public institutions.
The determination of the loan classes is primarily driven by the customer segmentation in the private banking, corporate and institutional as well as investment banking businesses across the Group’s core business divisions, all of which are engaged in lending activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the >>>probability of default (PD) of the counterparty. For lombard loans, the PD is primarily based on the collateral. The transaction rating reflects the expected loss or the >>>loss given default (LGD), considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.
Loans
end of	2017	2016
Loans (CHF million)
Mortgages	106,039	104,335
Loans collateralized by securities	42,016	37,268
Consumer finance	4,242	3,490
Consumer	152,297	145,093
Real estate	26,599	26,016
Commercial and industrial loans	81,670	83,740
Financial institutions	15,697	17,921
Governments and public institutions	3,874	4,273
Corporate & institutional	127,840	131,950
Gross loans	280,137	277,043
of which held at amortized cost	264,830	257,515
of which held at fair value	15,307	19,528
Net (unearned income)/deferred expenses	(106)	(129)
Allowance for loan losses	(882)	(938)
Net loans	279,149	275,976
Gross loans by location (CHF million)
Switzerland	157,696	158,766
Foreign	122,441	118,277
Gross loans	280,137	277,043
Impaired loan portfolio (CHF million)
Non-performing loans	1,048	1,236
Non-interest-earning loans	223	265
Non-performing and non-interest-earning loans	1,271	1,501
Restructured loans	290	358
Potential problem loans	549	613
Other impaired loans	839	971
Gross impaired loans	2,110	2,472
Allowance for loan losses
	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	722	938	216	650	866	251	507	758
Net movements recognized in statements of operations	54	136	190	63	186	249	66	229	295
Gross write-offs	(60)	(242)	(302)	(86)	(192)	(278)	(118)	(111)	(229)
Recoveries	12	41	53	13	53	66	12	16	28
Net write-offs	(48)	(201)	(249)	(73)	(139)	(212)	(106)	(95)	(201)
Provisions for interest	(1)	14	13	10	8	18	6	12	18
Foreign currency translation impact and other adjustments, net	(1)	(9)	(10)	0	17	17	(1)	(3)	(4)
Balance at end of period	220	662	882	216	722	938	216	650	866
of which individually evaluated for impairment	179	475	654	172	528	700	170	480	650
of which collectively evaluated for impairment	41	187	228	44	194	238	46	170	216
Gross loans held at amortized cost (CHF million)
Balance at end of period	152,277	112,553	264,830	145,070	112,445	257,515	144,855	108,331	253,186
of which individually evaluated for impairment [1]	632	1,478	2,110	662	1,810	2,472	647	1,326	1,973
of which collectively evaluated for impairment	151,645	111,075	262,720	144,408	110,635	255,043	144,208	107,005	251,213
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	3,381	3,381	30	3,405	3,435	389	4,294	4,683
Reclassifications from loans held-for-sale [2]	0	63	63	0	125	125	0	355	355
Reclassifications to loans held-for-sale [3]	0	7,407	7,407	1,632	2,768	4,400	1,641	735	2,376
Sales [3]	0	7,051	7,051	72	2,087	2,159	0	373	373
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.
Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses detailed internal risk ratings which are aggregated to the credit quality indicators investment grade and non-investment grade.
The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.
Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the counterparty. Internal ratings may differ from a counterparty’s external ratings, if such ratings are available. Internal ratings are regularly reviewed depending on exposure type, client segment, collateral or event-driven developments. For the calculation of internal risk estimates (e.g., an estimate of expected loss in the event of a counterparty default) and >>>risk-weighted assets, a >>>PD, >>>LGD and >>>exposure at default are assigned to each facility. These three parameters are primarily derived from internally developed statistical models that have been backtested against internal experience, validated by a function independent of the model owners on a regular basis and approved by the Group’s main regulators for application in the regulatory capital calculation in the >>>A-IRB approach under the Basel framework. For the majority of clients and counterparties, internal ratings or PDs are calculated directly by proprietary statistical rating models. These models are based on internally compiled data comprising both quantitative factors (e.g., primarily balance sheet information for corporates and loan-to-value ratio and the borrower’s income level for mortgage lending) and qualitative factors (e.g., credit histories from credit reporting bureaus) concentrating on economic trends and financial fundamentals. For statistical rating models calculating a PD, an equivalent rating based on the Standard & Poor’s rating scale is assigned based on the PD band associated with each rating, which is used for disclosure purposes. For the remaining facilities where statistical rating models are not used, a PD is determined through an internal rating assigned on the basis of a structured expert approach. Credit officers make use of peer analyses, industry comparisons, external ratings and research as well as the judgment of credit experts for the purpose of their analysis. The PD for each internal rating is calibrated to historical default experience using internal data and external data from Standard & Poor’s.
>>>Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. Group risk management manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk-managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.
The following tables present the Group’s recorded investment in loans held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2017 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,475	35,250	1,300	76,025
Financial institutions	7,258	2,022	46	9,326
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	68,135	42,986	1,432	112,553
Gross loans held at amortized cost	202,876	59,971	1,983	264,830
Value of collateral [1]	189,048	49,271	1,422	239,741
2016 (CHF million)
Mortgages	92,533	11,613	189	104,335
Loans collateralized by securities	34,136	2,916	216	37,268
Consumer finance	1,164	2,119	184	3,467
Consumer	127,833	16,648	589	145,070
Real estate	19,594	5,878	84	25,556
Commercial and industrial loans	36,469	35,945	1,459	73,873
Financial institutions	9,695	1,887	107	11,689
Governments and public institutions	1,253	60	14	1,327
Corporate & institutional	67,011	43,770	1,664	112,445
Gross loans held at amortized cost	194,844	60,418	2,253	257,515
Value of collateral [1]	180,276	51,344	1,480	233,100
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Value of collateral
In the Group’s private banking, corporate and institutional businesses, all collateral values for loans are regularly reviewed according to the Group’s risk management policies and directives, with maximum review periods determined by collateral type, market liquidity and market transparency. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the property, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.
In the Group’s investment banking businesses, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2017 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,831	429	40	201	524	1,194	76,025
Financial institutions	8,947	333	1	2	43	379	9,326
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	110,846	800	53	218	636	1,707	112,553
Gross loans held at amortized cost	262,103	1,236	119	272	1,100	2,727	264,830
2016 (CHF million) [1]
Mortgages	104,013	106	34	6	176	322	104,335
Loans collateralized by securities	36,953	93	1	1	220	315	37,268
Consumer finance	2,963	276	36	40	152	504	3,467
Consumer	143,929	475	71	47	548	1,141	145,070
Real estate	25,381	93	17	2	63	175	25,556
Commercial and industrial loans	72,234	618	131	131	759	1,639	73,873
Financial institutions	11,542	43	0	0	104	147	11,689
Governments and public institutions	1,269	44	0	0	14	58	1,327
Corporate & institutional	110,426	798	148	133	940	2,019	112,445
Gross loans held at amortized cost	254,355	1,273	219	180	1,488	3,160	257,515
1 Prior period has been corrected.
Impaired loans
Categories of impaired loans
In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on categories of impaired loans.
As of December 31, 2017 and 2016, the Group did not have any material commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2017 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	134	599	277	458	735	1,334
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	181	721	277	480	757	1,478
Gross impaired loans	1,048	223	1,271	290	549	839	2,110
2016 (CHF million)
Mortgages	190	11	201	13	40	53	254	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	180	4	184	0	1	1	185
Consumer	563	32	595	13	54	67	662
Real estate	62	5	67	0	19	19	86
Commercial and industrial loans	539	182	721	345	513	858	1,579
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	673	233	906	345	559	904	1,810
Gross impaired loans	1,236	265	1,501	358	613	971	2,472
1
As of December 31, 2017 and 2016, CHF 90 million and CHF 62 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Write-off and recovery of loans
Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the entire outstanding principal. In the Group’s investment banking businesses, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In the Group’s private banking, corporate and institutional businesses, write-offs are made, based on an individual counterparty assessment performed by Group credit risk management, if it is certain that parts of a loan or the entire loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its contractual payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group credit risk management evaluates the need for write-offs individually and on an ongoing basis.
Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other assets received.
Gross impaired loan details
end of	2017			2016
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	254	239	36	211	198	21
Loans collateralized by securities	111	97	49	209	193	54
Consumer finance	180	160	94	177	160	97
Consumer	545	496	179	597	551	172
Real estate	86	79	11	65	59	10
Commercial and industrial loans	997	959	427	1,283	1,250	472
Financial institutions	47	46	37	126	122	46
Governments and public institutions	1	1	0	14	14	0
Corporate & institutional	1,131	1,085	475	1,488	1,445	528
Gross impaired loans with a specific allowance	1,676	1,581	654	2,085	1,996	700
Mortgages	78	78	–	43	43	–
Loans collateralized by securities	3	3	–	14	14	–
Consumer finance	6	6	–	8	8	–
Consumer	87	87	–	65	65	–
Real estate	10	10	–	21	21	–
Commercial and industrial loans	337	337	–	296	296	–
Financial institutions	0	0	–	5	5	–
Corporate & institutional	347	347	–	322	322	–
Gross impaired loans without specific allowance	434	434	–	387	387	–
Gross impaired loans	2,110	2,015	654	2,472	2,383	700
of which consumer	632	583	179	662	616	172
of which corporate & institutional	1,478	1,432	475	1,810	1,767	528
Gross impaired loan details (continued)
in	2017			2016			2015
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	229	2	1	195	2	1	190	2	2
Loans collateralized by securities	116	1	1	153	1	1	82	0	0
Consumer finance	167	5	5	205	1	1	228	1	1
Consumer	512	8	7	553	4	3	500	3	3
Real estate	78	1	0	72	1	0	74	0	0
Commercial and industrial loans	1,163	17	5	1,039	10	4	626	7	3
Financial institutions	76	1	1	154	1	0	149	1	1
Governments and public institutions	5	0	0	5	0	0	0	0	0
Corporate & institutional	1,322	19	6	1,270	12	4	849	8	4
Gross impaired loans with a specific allowance	1,834	27	13	1,823	16	7	1,349	11	7
Mortgages	83	3	0	83	3	0	51	4	0
Loans collateralized by securities	7	0	0	24	0	0	33	0	0
Consumer finance	3	0	0	11	0	0	7	0	0
Consumer	93	3	0	118	3	0	91	4	0
Real estate	27	1	0	31	1	0	12	1	0
Commercial and industrial loans	271	11	1	307	7	1	98	3	1
Financial institutions	0	0	0	5	0	0	4	0	0
Governments and public institutions	0	0	0	5	0	0	0	0	0
Corporate & institutional	298	12	1	348	8	1	114	4	1
Gross impaired loans without specific allowance	391	15	1	466	11	1	205	8	1
Gross impaired loans	2,225	42	14	2,289	27	8	1,554	19	8
of which consumer	605	11	7	671	7	3	591	7	3
of which corporate & institutional	1,620	31	7	1,618	20	5	963	12	5
Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans considering factors such as recovery and exit options as well as collateral and counterparty risk. In general, all impaired loans are individually assessed. The trigger to detect an impaired loan is non-payment of interest, principal amounts or other contractual payment obligations. In addition, loans to corporates and institutions managed on the Swiss platform are regularly reviewed depending on exposure type, client segment, collateral or event-driven developments. All other corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are either transferred to recovery management or included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be released, remain on the watch list or be moved to recovery management. For loans in recovery management from the Swiss platform, larger positions are reviewed on a quarterly basis for any event-driven changes. Otherwise, these loans are reviewed at least annually. All other loans in recovery management are reviewed on at least a quarterly basis. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued to reflect the passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.
Restructured loans held at amortized cost
in	2017			2016			2015
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	0	0	0	0	0	0	1	13	13
Loans collateralized by securities	0	0	0	0	0	0	1	0	0
Commercial and industrial loans	15	123	119	16	201	201	13	207	210
Financial institutions	0	0	0	0	0	0	1	2	2
Total	15	123	119	16	201	201	16	222	225
In 2017, the loan modifications of the Group included extended loan repayment terms, including the suspension of quarterly and annual loan amortizations, modifications of covenants, a waiver of a loan termination and waivers of claims.
In 2017 and 2015, the Group reported the default of one loan within commercial and industrial loans with a recorded investment amount of CHF 48 million and CHF 65 million, respectively, which had been restructured within the previous 12 months. In 2016, the Group did not experience a default of such loans.

Bank
Loans, allowance for loan losses and credit quality
17 Loans, allowance for loan losses and credit quality
end of	2017	2016
Loans (CHF million)
Mortgages	106,039	104,335
Loans collateralized by securities	42,016	37,268
Consumer finance	4,242	3,490
Consumer	152,297	145,093
Real estate	26,599	26,016
Commercial and industrial loans	81,792	83,760
Financial institutions	19,662	20,884
Governments and public institutions	3,874	4,273
Corporate & institutional	131,927	134,933
Gross loans	284,224	280,026
of which held at amortized cost	268,917	260,498
of which held at fair value	15,307	19,528
Net (unearned income)/deferred expenses	(106)	(129)
Allowance for loan losses	(881)	(937)
Net loans	283,237	278,960
Gross loans by location (CHF million)
Switzerland	161,645	161,756
Foreign	122,579	118,270
Gross loans	284,224	280,026
Impaired loan portfolio (CHF million)
Non-performing loans	1,048	1,236
Non-interest-earning loans	210	253
Total non-performing and non-interest-earning loans	1,258	1,489
Restructured loans	290	358
Potential problem loans	549	613
Total other impaired loans	839	971
Gross impaired loans	2,097	2,460
Allowance for loan losses
	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	216	721	937	216	649	865	251	506	757
Net movements recognized in statements of operations	54	136	190	63	186	249	66	229	295
Gross write-offs	(60)	(242)	(302)	(86)	(192)	(278)	(118)	(111)	(229)
Recoveries	12	41	53	13	53	66	12	16	28
Net write-offs	(48)	(201)	(249)	(73)	(139)	(212)	(106)	(95)	(201)
Provisions for interest	(1)	14	13	10	8	18	6	12	18
Foreign currency translation impact and other adjustments, net	(1)	(9)	(10)	0	17	17	(1)	(3)	(4)
Balance at end of period	220	661	881	216	721	937	216	649	865
of which individually evaluated for impairment	179	474	653	172	527	699	170	479	649
of which collectively evaluated for impairment	41	187	228	44	194	238	46	170	216
Gross loans held at amortized cost (CHF million)
Balance at end of period	152,277	116,640	268,917	145,070	115,428	260,498	144,855	110,838	255,693
of which individually evaluated for impairment [1]	632	1,465	2,097	662	1,798	2,460	647	1,314	1,961
of which collectively evaluated for impairment	151,645	115,175	266,820	144,408	113,630	258,038	144,208	109,524	253,732
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2017			2016			2015
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	3,381	3,381	30	3,405	3,435	389	4,294	4,683
Reclassifications from loans held-for-sale [2]	0	63	63	0	125	125	0	355	355
Reclassifications to loans held-for-sale [3]	0	7,407	7,407	1,632	2,768	4,400	1,641	735	2,376
Sales [3]	0	7,051	7,051	72	2,087	2,159	0	373	373
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2017 (CHF million)
Mortgages	94,553	11,214	272	106,039
Loans collateralized by securities	38,387	3,530	99	42,016
Consumer finance	1,801	2,241	180	4,222
Consumer	134,741	16,985	551	152,277
Real estate	20,278	5,640	85	26,003
Commercial and industrial loans	39,610	35,250	1,287	76,147
Financial institutions	11,223	2,022	46	13,291
Governments and public institutions	1,124	74	1	1,199
Corporate & institutional	72,235	42,986	1,419	116,640
Gross loans held at amortized cost	206,976	59,971	1,970	268,917
Value of collateral [1]	189,092	49,271	1,409	239,772
2016 (CHF million)
Mortgages	92,533	11,613	189	104,335
Loans collateralized by securities	34,136	2,916	216	37,268
Consumer finance	1,164	2,119	184	3,467
Consumer	127,833	16,648	589	145,070
Real estate	19,594	5,878	84	25,556
Commercial and industrial loans	36,501	35,945	1,447	73,893
Financial institutions	12,658	1,887	107	14,652
Governments and public institutions	1,253	60	14	1,327
Corporate & institutional	70,006	43,770	1,652	115,428
Gross loans held at amortized cost	197,839	60,418	2,241	260,498
Value of collateral [1]	180,323	51,344	1,468	233,135
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2017 (CHF million)
Mortgages	105,689	102	27	14	207	350	106,039
Loans collateralized by securities	41,867	37	0	0	112	149	42,016
Consumer finance	3,701	297	39	40	145	521	4,222
Consumer	151,257	436	66	54	464	1,020	152,277
Real estate	25,871	37	12	15	68	132	26,003
Commercial and industrial loans	74,966	429	40	201	511	1,181	76,147
Financial institutions	12,912	333	1	2	43	379	13,291
Governments and public institutions	1,197	1	0	0	1	2	1,199
Corporate & institutional	114,946	800	53	218	623	1,694	116,640
Gross loans held at amortized cost	266,203	1,236	119	272	1,087	2,714	268,917
2016 (CHF million) [1]
Mortgages	104,013	106	34	6	176	322	104,335
Loans collateralized by securities	36,953	93	1	1	220	315	37,268
Consumer finance	2,963	276	36	40	152	504	3,467
Consumer	143,929	475	71	47	548	1,141	145,070
Real estate	25,381	93	17	2	63	175	25,556
Commercial and industrial loans	72,266	618	131	131	747	1,627	73,893
Financial institutions	14,505	43	0	0	104	147	14,652
Governments and public institutions	1,269	44	0	0	14	58	1,327
Corporate & institutional	113,421	798	148	133	928	2,007	115,428
Gross loans held at amortized cost	257,350	1,273	219	180	1,476	3,148	260,498
1 Prior period has been corrected.
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2017 (CHF million)
Mortgages	236	17	253	13	66	79	332	[1]
Loans collateralized by securities	96	16	112	0	2	2	114
Consumer finance	176	9	185	0	1	1	186
Consumer	508	42	550	13	69	82	632
Real estate	73	4	77	0	19	19	96
Commercial and industrial loans	465	121	586	277	458	735	1,321
Financial institutions	1	43	44	0	3	3	47
Governments and public institutions	1	0	1	0	0	0	1
Corporate & institutional	540	168	708	277	480	757	1,465
Gross impaired loans	1,048	210	1,258	290	549	839	2,097
2016 (CHF million)
Mortgages	190	11	201	13	40	53	254	[1]
Loans collateralized by securities	193	17	210	0	13	13	223
Consumer finance	180	4	184	0	1	1	185
Consumer	563	32	595	13	54	67	662
Real estate	62	5	67	0	19	19	86
Commercial and industrial loans	539	170	709	345	513	858	1,567
Financial institutions	58	46	104	0	27	27	131
Governments and public institutions	14	0	14	0	0	0	14
Corporate & institutional	673	221	894	345	559	904	1,798
Gross impaired loans	1,236	253	1,489	358	613	971	2,460
1
As of December 31, 2017 and 2016, CHF 90 million and CHF 62 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

As of December 31, 2017 and 2016, the Bank did not have any material commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.
Gross impaired loan details
end of	2017			2016
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	254	239	36	211	198	21
Loans collateralized by securities	111	97	49	209	193	54
Consumer finance	180	160	94	177	160	97
Consumer	545	496	179	597	551	172
Real estate	86	79	11	65	59	10
Commercial and industrial loans	984	947	426	1,271	1,239	471
Financial institutions	47	46	37	126	122	46
Governments and public institutions	1	1	0	14	14	0
Corporate & institutional	1,118	1,073	474	1,476	1,434	527
Gross impaired loans with a specific allowance	1,663	1,569	653	2,073	1,985	699
Mortgages	78	78	–	43	43	–
Loans collateralized by securities	3	3	–	14	14	–
Consumer finance	6	6	–	8	8	–
Consumer	87	87	–	65	65	–
Real estate	10	10	–	21	21	–
Commercial and industrial loans	337	337	–	296	296	–
Financial institutions	0	0	–	5	5	–
Corporate & institutional	347	347	–	322	322	–
Gross impaired loans without specific allowance	434	434	–	387	387	–
Gross impaired loans	2,097	2,003	653	2,460	2,372	699
of which consumer	632	583	179	662	616	172
of which corporate & institutional	1,465	1,420	474	1,798	1,756	527
Gross impaired loan details (continued)
in	2017			2016			2015
	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
Gross impaired loan detail (CHF million)
Mortgages	229	2	1	195	2	1	190	2	2
Loans collateralized by securities	116	1	1	153	1	1	82	0	0
Consumer finance	167	5	5	205	1	1	228	1	1
Consumer	512	8	7	553	4	3	500	3	3
Real estate	78	1	0	72	1	0	74	0	0
Commercial and industrial loans	1,151	17	5	1,029	10	4	616	7	3
Financial institutions	76	1	1	154	1	0	149	1	1
Governments and public institutions	5	0	0	5	0	0	0	0	0
Corporate & institutional	1,310	19	6	1,260	12	4	839	8	4
Gross impaired loans with a specific allowance	1,822	27	13	1,813	16	7	1,339	11	7
Mortgages	83	3	0	83	3	0	51	4	0
Loans collateralized by securities	7	0	0	24	0	0	33	0	0
Consumer finance	3	0	0	11	0	0	7	0	0
Consumer	93	3	0	118	3	0	91	4	0
Real estate	27	1	0	31	1	0	12	1	0
Commercial and industrial loans	271	11	1	307	7	1	98	3	1
Financial institutions	0	0	0	5	0	0	4	0	0
Governments and public institutions	0	0	0	5	0	0	0	0	0
Corporate & institutional	298	12	1	348	8	1	114	4	1
Gross impaired loans without specific allowance	391	15	1	466	11	1	205	8	1
Gross impaired loans	2,213	42	14	2,279	27	8	1,544	19	8
of which consumer	605	11	7	671	7	3	591	7	3
of which corporate & institutional	1,608	31	7	1,608	20	5	953	12	5
Restructured loans held at amortized cost
in	2017			2016			2015
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million, except where indicated)
Mortgages	0	0	0	0	0	0	1	13	13
Loans collateralized by securities	0	0	0	0	0	0	1	0	0
Commercial and industrial loans	15	123	119	16	201	201	13	207	210
Financial institutions	0	0	0	0	0	0	1	2	2
Total	15	123	119	16	201	201	16	222	225
In 2017, the loan modifications of the Bank included extended loan repayment terms, including the suspension of quarterly and annual loan amortizations, modifications of covenants, a waiver of a loan termination and waivers of claims.
In 2017 and 2015, the Bank reported the default of one loan within commercial and industrial loans with a recorded investment amount of CHF 48 million and CHF 65 million, respectively, which had been restructured within the previous 12 months. In 2016, the Bank did not experience a default of such loans.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in VI – Consolidated financial statements – Credit Suisse Group for further information.